Notes to the interim condensed consolidated statement of income (loss) - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Notes to the interim condensed consolidated statement of income (loss)
Restructuring expenses	€ 100		€ 6,500
Legal proceedings provision	600
Expense from accelerated vesting of share-based payment awards		€ 1,288
Restructuring expenses	€ 122	4,190
Provisions - Restructuring		€ 3,106